Equity-Based Compensation and Equity - Schedule of Assumptions Used (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 28, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	23.40%	34.00%	17.00%
Risk-free interest rate	0.30%	0.90%	0.40%
Expected term (years)	5 years	4 years 7 months 6 days	4 years 9 months 18 days
Common Series D Units [Member]
Grant date fair value			$ 300.00	$ 300.00	$ 300.00
Dividend yield			0.00%	0.00%	0.00%
Expected volatility			48.00%	44.00%	40.00%
Risk-free interest rate			0.10%	1.60%	2.60%
Lack of marketability discount			23.00%	26.00%	25.00%
Expected term (years)			1 year	1 year	1 year